Mergers and Acquisitions (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of preliminary fair value of consideration
Cash paid at closing(1)	$1,714
Contingent consideration	2,009
Settlement of pre-existing relationship	45
Total fair value of consideration transferred	$3,768

(1)      Includes $0.5 million of cash paid to an escrow that becomes payable to the selling shareholders of HelioHeat to the extent the funds are not used to offset certain costs incurred for the assumed customer projects. The amount is being treated as consideration transferred as the release of the funds is likely to occur.

Schedule of preliminary purchase price allocation as of the acquisition date
Cash and cash equivalents	$30
Prepaid and other current assets	33
Property, plant and equipment, net	8
Goodwill	4,342
Total assets acquired	4,413
Trade payables	4
Accrued expenses and other current liabilities	73
Debt	41
Other liabilities(1)	527
Total liabilities assumed	645
Net assets acquired	$3,768

(1)      Represents the fair value estimate for the assumed customer contracts calculated using the discounted net cash flows estimated to be incurred to satisfy the remaining performance obligation under each of the assumed customer contracts.